TRADE RECEIVABLES, NET (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Beginning balance	$ 1,432	$ 930
Provision for the year	323	1,058
Derecognition of bad debts	(499)	(556)
Ending balance	$ 1,256	$ 1,432